Shareholder Report, Holdings (Details) - C000259931	Jun. 30, 2025
FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	10.20%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	7.90%
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	4.60%
FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Payments
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Money Center Banks
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Miscellaneous Insurance
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Large Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Primary Commercial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Investment Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Brokerage & Wealth Managers
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Alternative Asset Managers
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	21.80%